Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Net Debt

	December 31, 2021	December 31, 2020
Credit facilities	$505,171	$649,221
Unamortized debt issuance costs - Credit Facilities (note 7)	1,343	1,952
Long-term notes	874,527	1,132,868
Unamortized debt issuance costs - Long-term notes (note 8)	11,393	15,082
Trade and other payables	190,692	155,955
Trade and other receivables	(173,409)	(107,477)
Net Debt	$1,409,717	$1,847,601

Adjusted Funds Flow
Adjusted Funds Flow is reconciled to amounts disclosed in the primary financial statements in the following table.

	Years Ended December 31
	2021	2020
Cash flows from operating activities	$712,384	$353,096
Change in non-cash working capital	26,582	(48,758)
Asset retirement obligations settled	6,662	7,168
Adjusted Funds Flow	$745,628	$311,506
Net Debt to Adjusted Funds Flow	1.9	5.9